Performance Management - Voya VACS Series LCC Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Because the Fund had not commenced operations as of the date of this Prospectus, there is no performance information included.
Performance One Year or Less [Text]	Because the Fund had not commenced operations as of the date of this Prospectus, there is no performance information included.